Other Financial Assets - Summary of Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other financial assets [line items]
Other Financial Assets	$ 55,571,314	$ 45,526,918
Receivables from Spot Sales of Foreign Currency Pending Settlement
Disclosure of other financial assets [line items]
Other Financial Assets	1,155,655	773,442
Receivables from Spot Sales of Government Securities Pending Settlement
Disclosure of other financial assets [line items]
Other Financial Assets	22,933,099	6,771,638
Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	18,351,056	25,971,354
Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	10,559,086	8,652,774
Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	485,652	582,282
Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	2,277,032	2,836,694
Fiduciary Participation Certificates
Disclosure of other financial assets [line items]
Other Financial Assets	0	23,449
Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	15,698	29,455
Other
Disclosure of other financial assets [line items]
Other Financial Assets	0	12,130
Minus: Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	$ (205,964)	$ (126,300)